Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2015
Share-Based Payment
Compensation Cost
	2015	2014	2013
Performance stock units	$299	$226	$381
Restricted stock and stock units	147	93	80
Other nonvested stock units	5	(1)	(3)
Total	$451	$318	$458

Status Of Nonvested Stock Units Activity And Changes During Year
Nonvested Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2015	26	$33.52
Granted	14	33.98
Issued in DIRECTV acquisition	11	34.29
Vested	(13)	33.86
Forfeited	(2)	34.07
Nonvested at December 31, 2015	36	$33.78